Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cumulative Gain (Loss) Adjustment For Non Performance Risk		$ 16
Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	$ 33,512	38,122
Liabilities	1,895	1,692
Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	713	514
Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1,182	1,179
Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,281	2,341
Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	259	277
US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	22,358	23,704
State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	4,245	4,618
Mortgage and asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,116	4,777
Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	847	953
Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	415	491
U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	776	761
Equity | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	216	201
Level 1 | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	260	176
Liabilities	0	0
Level 1 | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 1 | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 1 | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Mortgage and asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	12	0
Level 1 | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	5	0
Level 1 | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	49	0
Level 1 | Equity | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	194	176
Level 2 | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	35,331	41,340
Liabilities	6,860	6,018
Level 2 | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	5,677	4,840
Level 2 | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1,182	1,179
Level 2 | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	7,312	9,881
Level 2 | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 2 | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	19,351	20,651
Level 2 | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	4,215	4,560
Level 2 | Mortgage and asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,084	4,632
Level 2 | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	544	615
Level 2 | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	410	489
Level 2 | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	404	496
Level 2 | Equity | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	9	16
Level 3 | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	4,033	4,177
Liabilities	4	11
Level 3 | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	4	11
Level 3 | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 3 | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	79	30
Level 3 | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	259	277
Level 3 | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,006	3,053
Level 3 | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	30	58
Level 3 | Mortgage and asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	32	146
Level 3 | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	290	337
Level 3 | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	2
Level 3 | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	323	266
Level 3 | Equity | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	13	9
Netting Adjustment | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	(6,110)	(7,570)
Liabilities	(4,968)	(4,337)
Netting Adjustment | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	(4,968)	(4,337)
Netting Adjustment | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Netting Adjustment | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	(6,110)	(7,570)
Netting Adjustment | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Mortgage and asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Equity | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	$ 0	$ 0